Quarterly Holdings Report
for
Fidelity® Small Cap Growth Index Fund
March 31, 2022
SGR-NPRT3-0522
1.9896349.102
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	800	46,320
Bandwidth, Inc. (a)	5,828	188,769
Cogent Communications Group, Inc.	10,747	713,063
Globalstar, Inc. (a)	132,662	195,013
IDT Corp. Class B (a)	2,782	94,838
Iridium Communications, Inc. (a)	22,519	907,966
Ooma, Inc. (a)	3,237	48,523
Telesat Corp. (a)(b)	1,798	29,667
		2,224,159
Entertainment - 0.1%
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	542	4,331
Cinemark Holdings, Inc. (a)(b)	22,655	391,478
CuriosityStream, Inc. Class A (a)(b)	1,369	3,970
IMAX Corp. (a)	1,147	21,713
LiveOne, Inc. (a)	15,705	12,815
		434,307
Interactive Media & Services - 1.1%
CarGurus, Inc. Class A (a)	24,252	1,029,740
Cars.com, Inc. (a)	2,266	32,698
Eventbrite, Inc. (a)	19,584	289,256
EverQuote, Inc. Class A (a)	4,812	77,858
fuboTV, Inc. (a)(b)	34,849	228,958
Liberty TripAdvisor Holdings, Inc. (a)	15,312	31,390
MediaAlpha, Inc. Class A (a)(b)	4,824	79,837
Outbrain, Inc.	2,852	30,602
QuinStreet, Inc. (a)	12,441	144,316
Society Pass, Inc. (b)	611	1,815
Yelp, Inc. (a)	16,741	571,036
Ziff Davis, Inc. (a)	10,986	1,063,225
		3,580,731
Media - 0.8%
AMC Networks, Inc. Class A (a)(b)	3,698	150,250
Cardlytics, Inc. (a)(b)	8,223	452,101
Clear Channel Outdoor Holdings, Inc. (a)	7,937	27,462
Digital Media Solutions, Inc. Class A (a)(b)	267	972
iHeartMedia, Inc. (a)	12,673	239,900
Integral Ad Science Holding Corp.	3,731	51,488
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	1,088	31,313
Liberty Braves Class C (a)	10,710	298,916
Magnite, Inc. (a)	33,204	438,625
National CineMedia, Inc.	462	1,173
Sinclair Broadcast Group, Inc. Class A	1,760	49,315
Stagwell, Inc. (a)	1,265	9,159
TechTarget, Inc. (a)	6,652	540,675
Thryv Holdings, Inc. (a)	1,538	43,249
WideOpenWest, Inc. (a)	8,007	139,642
		2,474,240
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	1,011	19,270
Shenandoah Telecommunications Co.	3,886	91,632
		110,902
TOTAL COMMUNICATION SERVICES		8,824,339
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.6%
Adient PLC (a)	3,047	124,226
American Axle & Manufacturing Holdings, Inc. (a)	13,810	107,166
Dana, Inc.	19,884	349,362
Dorman Products, Inc. (a)	6,636	630,619
Fox Factory Holding Corp. (a)	10,723	1,050,318
Gentherm, Inc. (a)	8,392	612,952
LCI Industries	6,286	652,550
Modine Manufacturing Co. (a)	1,053	9,488
Patrick Industries, Inc.	5,810	350,343
Stoneridge, Inc. (a)	825	17,127
Tenneco, Inc. (a)	15,574	285,316
Visteon Corp. (a)	7,006	764,565
XL Fleet Corp. (Class A) (a)(b)	3,790	7,542
XPEL, Inc. (a)(b)	4,618	242,953
		5,204,527
Automobiles - 0.3%
Arcimoto, Inc. (a)(b)	7,513	49,661
Canoo, Inc. (a)(b)	11,894	65,655
Fisker, Inc. (a)(b)	37,817	487,839
Lordstown Motors Corp. Class A (a)(b)	3,995	13,623
Winnebago Industries, Inc. (b)	8,204	443,262
Workhorse Group, Inc. (a)(b)	4,389	21,945
		1,081,985
Distributors - 0.0%
Funko, Inc. (a)	6,755	116,524
Diversified Consumer Services - 0.3%
2U, Inc. (a)	15,510	205,973
Carriage Services, Inc.	716	38,184
European Wax Center, Inc. (b)	1,528	45,168
Houghton Mifflin Harcourt Co. (a)	30,118	632,779
OneSpaWorld Holdings Ltd. (a)	6,681	68,146
PowerSchool Holdings, Inc. (b)	2,033	33,565
Regis Corp. (a)(b)	9,472	20,081
Stride, Inc. (a)	574	20,853
Udemy, Inc.	704	8,772
Vivint Smart Home, Inc. Class A (a)(b)	6,412	43,345
WW International, Inc. (a)	4,151	42,465
		1,159,331
Hotels, Restaurants & Leisure - 4.4%
Accel Entertainment, Inc. (a)	14,308	174,271
Bally's Corp. (a)(b)	8,362	257,048
BJ's Restaurants, Inc. (a)	5,172	146,368
Bloomin' Brands, Inc.	22,418	491,851
Brinker International, Inc. (a)	11,259	429,643
Century Casinos, Inc. (a)	6,766	80,854
Chuy's Holdings, Inc. (a)	2,284	61,668
Cracker Barrel Old Country Store, Inc.	6,010	713,567
Dave & Buster's Entertainment, Inc. (a)	5,277	259,101
Denny's Corp. (a)	11,703	167,470
Dine Brands Global, Inc.	4,171	325,129
Drive Shack, Inc. (a)(b)	10,333	15,913
Esports Technologies, Inc. (a)(b)	3,579	24,122
Everi Holdings, Inc. (a)	21,674	455,154
F45 Training Holdings, Inc.	4,506	48,214
First Watch Restaurant Group, Inc. (b)	2,022	26,387
Full House Resorts, Inc. (a)	8,165	78,466
GAN Ltd. (a)(b)	1,360	6,555
Golden Entertainment, Inc. (a)	4,308	250,166
Golden Nugget Online Gaming, Inc. (a)	10,080	71,669
Hilton Grand Vacations, Inc. (a)	21,699	1,128,565
International Game Technology PLC	25,293	624,231
Jack in the Box, Inc.	719	67,162
Krispy Kreme, Inc. (b)	14,939	221,844
Kura Sushi U.S.A., Inc. Class A (a)	1,127	62,154
Life Time Group Holdings, Inc. (b)	5,483	79,723
Lindblad Expeditions Holdings (a)	7,635	115,136
Monarch Casino & Resort, Inc. (a)	2,740	239,010
Nathan's Famous, Inc.	470	25,460
NeoGames SA (a)	2,742	42,309
Noodles & Co. (a)	10,085	60,207
Papa John's International, Inc.	8,398	884,141
PlayAGS, Inc. (a)	6,613	44,109
Portillo's, Inc. (b)	4,065	99,836
RCI Hospitality Holdings, Inc.	2,220	136,441
Red Robin Gourmet Burgers, Inc. (a)	3,834	64,641
Red Rock Resorts, Inc.	13,586	659,736
Rush Street Interactive, Inc. (a)(b)	13,456	97,825
Ruth's Hospitality Group, Inc.	8,253	188,829
Scientific Games Corp. Class A (a)	24,433	1,435,439
SeaWorld Entertainment, Inc. (a)	7,068	526,142
Shake Shack, Inc. Class A (a)	9,507	645,525
Sweetgreen, Inc. Class A (b)	2,157	69,002
Target Hospitality Corp. (a)	4,345	26,070
Texas Roadhouse, Inc. Class A	17,860	1,495,418
The Cheesecake Factory, Inc. (a)(b)	11,678	464,668
The ONE Group Hospitality, Inc. (a)	5,168	54,316
Wingstop, Inc.	7,539	884,702
Xponential Fitness, Inc. (b)	1,756	41,161
		14,567,418
Household Durables - 1.9%
Aterian, Inc. (a)(b)	6,717	16,322
Cavco Industries, Inc. (a)	1,649	397,162
Century Communities, Inc.	5,006	268,171
GoPro, Inc. Class A (a)	32,450	276,799
Green Brick Partners, Inc. (a)	2,252	44,500
Hamilton Beach Brands Holding Co. Class A	652	7,583
Helen of Troy Ltd. (a)	6,117	1,197,953
Hooker Furnishings Corp.	1	19
Installed Building Products, Inc.	6,023	508,883
iRobot Corp. (a)(b)	6,189	392,383
KB Home	3,667	118,737
LGI Homes, Inc. (a)	5,463	533,626
Lovesac (a)	3,261	176,290
M.D.C. Holdings, Inc.	3,957	149,733
Meritage Homes Corp. (a)	545	43,180
Purple Innovation, Inc. (a)(b)	14,456	84,568
Skyline Champion Corp. (a)	13,386	734,624
Snap One Holdings Corp. (a)	2,138	31,536
Sonos, Inc. (a)(b)	32,584	919,520
Taylor Morrison Home Corp. (a)	3,631	98,836
Traeger, Inc. (a)(b)	2,550	18,972
TRI Pointe Homes, Inc. (a)	2,061	41,385
Vuzix Corp. (a)(b)	14,782	97,561
Weber, Inc. (b)	1,643	16,151
		6,174,494
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)(b)	6,683	85,275
1stDibs.com, Inc. (b)	3,935	31,441
a.k.a. Brands Holding Corp. (b)	1,545	6,829
CarParts.com, Inc. (a)	12,213	81,827
Duluth Holdings, Inc. (a)(b)	2,911	35,602
Groupon, Inc. (a)(b)	5,032	96,765
Liquidity Services, Inc. (a)	5,803	99,347
Lulu's Fashion Lounge Holdings, Inc.	911	6,177
Overstock.com, Inc. (a)(b)	10,920	480,535
PetMed Express, Inc. (b)	4,292	110,734
Porch Group, Inc. Class A (a)(b)	19,227	133,532
Quotient Technology, Inc. (a)	22,619	144,309
Rent the Runway, Inc. Class A (b)	2,804	19,320
Revolve Group, Inc. (a)	5,699	305,979
Shutterstock, Inc.	5,933	552,244
Stitch Fix, Inc. (a)	20,891	210,372
The RealReal, Inc. (a)	20,225	146,834
Xometry, Inc. (b)	4,827	177,392
		2,724,514
Leisure Products - 0.5%
Acushnet Holdings Corp.	2,579	103,831
AMMO, Inc. (a)(b)	22,228	106,694
Clarus Corp.	6,706	152,769
Escalade, Inc.	587	7,748
Johnson Outdoors, Inc. Class A	791	61,484
Latham Group, Inc. (a)(b)	10,762	142,489
Malibu Boats, Inc. Class A (a)	5,336	309,541
Marine Products Corp.	2,077	23,989
MasterCraft Boat Holdings, Inc. (a)	4,679	115,150
Nautilus, Inc. (a)	2,116	8,718
Smith & Wesson Brands, Inc.	12,038	182,135
Solo Brands, Inc. Class A (b)	2,306	19,670
Sturm, Ruger & Co., Inc.	4,066	283,075
		1,517,293
Multiline Retail - 0.0%
Franchise Group, Inc.	1,011	41,886
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A (a)	1,183	37,844
America's Car Mart, Inc. (a)	1,260	101,506
American Eagle Outfitters, Inc.	38,548	647,606
Arko Corp.	21,232	193,211
Asbury Automotive Group, Inc. (a)	5,848	936,850
Bed Bath & Beyond, Inc. (a)	2,698	60,786
Boot Barn Holdings, Inc. (a)	7,407	702,110
Caleres, Inc.	9,683	187,172
Camping World Holdings, Inc. (b)	10,751	300,490
Chico's FAS, Inc. (a)	6,567	31,522
Citi Trends, Inc. (a)(b)	2,037	62,383
Designer Brands, Inc. Class A (a)	15,581	210,499
GrowGeneration Corp. (a)(b)	14,169	130,496
Guess?, Inc.	1,427	31,180
Haverty Furniture Companies, Inc.	1,741	47,738
Hibbett, Inc.	2,880	127,699
JOANN, Inc. (b)	2,881	32,872
Kirkland's, Inc. (a)(b)	3,283	30,499
MarineMax, Inc. (a)	2,782	112,003
Monro, Inc.	5,077	225,114
Murphy U.S.A., Inc.	5,900	1,179,764
National Vision Holdings, Inc. (a)(b)	20,972	913,750
OneWater Marine, Inc. Class A	2,756	94,944
Party City Holdco, Inc. (a)	27,536	98,579
Rent-A-Center, Inc.	15,654	394,324
Sally Beauty Holdings, Inc. (a)	27,757	433,842
Shift Technologies, Inc. Class A (a)(b)	3,052	6,714
Shoe Carnival, Inc.	4,049	118,069
Signet Jewelers Ltd.	10,405	756,444
Sleep Number Corp. (a)(b)	2,672	135,497
Sportsman's Warehouse Holdings, Inc. (a)	10,824	115,709
The Buckle, Inc.	7,315	241,688
The Children's Place, Inc. (a)	3,462	170,677
Torrid Holdings, Inc. (b)	1,518	9,199
Urban Outfitters, Inc. (a)	12,302	308,903
Winmark Corp.	292	64,240
		9,251,923
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	14,756	1,127,358
Kontoor Brands, Inc.	13,101	541,726
Oxford Industries, Inc.	268	24,254
PLBY Group, Inc. (a)(b)	7,541	98,712
Rocky Brands, Inc.	91	3,785
Steven Madden Ltd.	20,317	785,049
Superior Group of Companies, Inc.	616	10,996
Wolverine World Wide, Inc.	20,584	464,375
		3,056,255
TOTAL CONSUMER DISCRETIONARY		44,896,150
CONSUMER STAPLES - 4.1%
Beverages - 0.6%
Celsius Holdings, Inc. (a)	13,684	755,083
Coca-Cola Bottling Co. Consolidated	1,188	590,258
Duckhorn Portfolio, Inc. (a)	5,979	108,758
MGP Ingredients, Inc.	2,976	254,716
National Beverage Corp. (b)	5,988	260,478
Zevia PBC (b)	1,907	8,715
		1,978,008
Food & Staples Retailing - 1.3%
Andersons, Inc.	3,186	160,128
BJ's Wholesale Club Holdings, Inc. (a)	25,937	1,753,601
Chefs' Warehouse Holdings (a)	515	16,789
MedAvail Holdings, Inc. (a)(b)	2,885	2,802
Performance Food Group Co. (a)	35,112	1,787,552
PriceSmart, Inc.	398	31,390
Sprouts Farmers Market LLC (a)	12,622	403,652
United Natural Foods, Inc. (a)	911	37,670
		4,193,584
Food Products - 0.9%
AppHarvest, Inc. (a)(b)	17,505	94,089
Calavo Growers, Inc.	4,402	160,453
J&J Snack Foods Corp.	3,706	574,801
John B. Sanfilippo & Son, Inc.	1,422	118,652
Laird Superfood, Inc. (a)	1,237	4,466
Lancaster Colony Corp.	4,209	627,772
Limoneira Co.	865	12,698
Mission Produce, Inc. (a)	958	12,119
Sanderson Farms, Inc.	4,419	828,518
Sovos Brands, Inc.	2,814	39,903
Tattooed Chef, Inc. (a)(b)	11,878	149,425
The Simply Good Foods Co. (a)	1,385	52,561
The Vita Coco Co., Inc.	2,022	18,117
Utz Brands, Inc. Class A	15,679	231,736
Vital Farms, Inc. (a)(b)	6,160	76,138
		3,001,448
Household Products - 0.4%
Central Garden & Pet Co. (a)	1,216	53,455
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,562	145,258
Energizer Holdings, Inc.	16,946	521,259
WD-40 Co. (b)	3,451	632,327
		1,352,299
Personal Products - 0.8%
BellRing Brands, Inc. (a)	18,564	428,457
elf Beauty, Inc. (a)	12,316	318,122
Inter Parfums, Inc.	4,534	399,219
MediFast, Inc.	2,924	499,361
Newage, Inc. (a)	20,541	11,934
Nu Skin Enterprises, Inc. Class A	5,652	270,618
The Beauty Health Co. (a)	20,272	342,191
The Honest Co., Inc. (b)	15,167	79,020
Thorne HealthTech, Inc. (b)	1,114	7,085
USANA Health Sciences, Inc. (a)	2,967	235,728
Veru, Inc. (a)	11,636	56,202
		2,647,937
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	40,542	94,057
Turning Point Brands, Inc.	3,692	125,565
Vector Group Ltd.	5,034	60,609
		280,231
TOTAL CONSUMER STAPLES		13,453,507
ENERGY - 3.4%
Energy Equipment & Services - 0.4%
Cactus, Inc.	13,976	792,998
Championx Corp.	9,328	228,349
DMC Global, Inc. (a)	4,809	146,675
Expro Group Holdings NV (a)	1,669	29,675
Liberty Oilfield Services, Inc. Class A (a)	7,795	115,522
Nextier Oilfield Solutions, Inc. (a)	4,575	42,273
Solaris Oilfield Infrastructure, Inc. Class A	1,970	22,241
TETRA Technologies, Inc. (a)	24,553	100,913
		1,478,646
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (a)	8,887	271,320
Arch Resources, Inc. (b)	737	101,249
Callon Petroleum Co. (a)(b)	10,553	623,471
Centennial Resource Development, Inc. Class A (a)	5,925	47,815
Chesapeake Energy Corp. (b)	1,566	136,242
Civitas Resources, Inc.	1,676	100,074
Crescent Energy, Inc. Class A (b)	7,347	127,397
Denbury, Inc. (a)	12,759	1,002,475
Dorian LPG Ltd.	1,441	20,880
Earthstone Energy, Inc. (a)(b)	1,323	16,709
Energy Fuels, Inc. (a)(b)	33,908	310,258
Falcon Minerals Corp.	8,219	55,396
Kinetik Holdings, Inc.	74	4,811
Kosmos Energy Ltd. (a)	113,302	814,641
Laredo Petroleum, Inc. (a)	846	66,952
Magnolia Oil & Gas Corp. Class A	36,659	866,985
Matador Resources Co.	28,073	1,487,308
Oasis Petroleum, Inc.	4,253	622,214
Ovintiv, Inc.	3,736	202,006
Par Pacific Holdings, Inc. (a)	9,552	124,367
Riley Exploration Permian, Inc.	342	8,577
Southwestern Energy Co. (a)	258,122	1,850,735
Talos Energy, Inc. (a)	1,344	21,222
Tellurian, Inc. (a)(b)	94,429	500,474
Ur-Energy, Inc. (a)	41,881	67,010
Uranium Energy Corp. (a)(b)	67,457	309,628
		9,760,216
TOTAL ENERGY		11,238,862
FINANCIALS - 5.4%
Banks - 1.9%
Cadence Bank	7,569	221,469
Coastal Financial Corp. of Washington (a)	1,728	79,056
CrossFirst Bankshares, Inc. (a)	5,392	84,978
Customers Bancorp, Inc. (a)	639	33,317
Eastern Bankshares, Inc.	8,931	192,374
FB Financial Corp.	718	31,894
First Financial Bankshares, Inc.	30,833	1,360,352
Five Star Bancorp	1,184	33,507
Glacier Bancorp, Inc.	3,499	175,930
Investors Bancorp, Inc.	20,813	310,738
Lakeland Financial Corp.	362	26,426
Live Oak Bancshares, Inc.	8,134	413,939
Meta Financial Group, Inc.	2,160	118,627
Metrocity Bankshares, Inc.	1,052	24,701
Metropolitan Bank Holding Corp. (a)	172	17,504
Origin Bancorp, Inc.	846	35,777
Pacific Premier Bancorp, Inc.	3,665	129,558
RBB Bancorp	292	6,859
ServisFirst Bancshares, Inc.	10,533	1,003,690
Silvergate Capital Corp. (a)	7,083	1,066,487
Southern First Bancshares, Inc. (a)	479	24,352
Stock Yards Bancorp, Inc.	1,004	53,112
Texas Capital Bancshares, Inc. (a)	4,859	278,469
Triumph Bancorp, Inc. (a)	5,638	530,085
Veritex Holdings, Inc.	1,693	64,622
West Bancorp., Inc.	648	17,632
		6,335,455
Capital Markets - 1.9%
Artisan Partners Asset Management, Inc.	15,000	590,250
Blucora, Inc. (a)	4,442	86,841
BrightSphere Investment Group, Inc.	8,007	194,170
Cohen & Steers, Inc.	6,291	540,334
Donnelley Financial Solutions, Inc. (a)	448	14,900
Focus Financial Partners, Inc. Class A (a)	16,509	755,122
GAMCO Investors, Inc. Class A	1,040	22,994
GCM Grosvenor, Inc. Class A	10,205	99,091
Greenhill & Co., Inc.	3,381	52,304
Hamilton Lane, Inc. Class A	8,869	685,485
Houlihan Lokey	11,330	994,774
Moelis & Co. Class A	8,522	400,108
Open Lending Corp. (a)	26,582	502,666
PJT Partners, Inc.	5,116	322,922
Pzena Investment Management, Inc.	4,276	34,294
StepStone Group, Inc. Class A	11,648	385,083
StoneX Group, Inc. (a)	305	22,640
Value Line, Inc.	230	15,410
Virtus Investment Partners, Inc.	1,863	447,101
WisdomTree Investments, Inc.	25,188	147,854
		6,314,343
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)(b)	1,237	64,064
CURO Group Holdings Corp.	5,164	67,390
FirstCash Holdings, Inc.	674	47,409
Green Dot Corp. Class A (a)	1,370	37,648
LendingTree, Inc. (a)	2,970	355,420
PROG Holdings, Inc. (a)	2,243	64,531
Regional Management Corp.	768	37,302
		673,764
Insurance - 1.3%
Bright Health Group, Inc. (b)	45,400	87,622
BRP Group, Inc. (a)	12,209	327,567
eHealth, Inc. (a)	1,932	23,976
Goosehead Insurance	731	57,435
Heritage Insurance Holdings, Inc.	253	1,806
Investors Title Co.	53	10,770
James River Group Holdings Ltd.	1,331	32,929
Kinsale Capital Group, Inc.	5,473	1,247,953
Palomar Holdings, Inc. (a)	6,315	404,097
RLI Corp.	9,412	1,041,250
Selectquote, Inc. (a)	33,420	93,242
Trupanion, Inc. (a)(b)	9,668	861,612
		4,190,259
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,193	56,584
PennyMac Mortgage Investment Trust	4,999	84,433
		141,017
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	1,400	64,946
Bridgewater Bancshares, Inc. (a)	1,087	18,131
Columbia Financial, Inc. (a)	3,495	75,177
Hingham Institution for Savings	20	6,864
Kearny Financial Corp.	5,133	66,113
NMI Holdings, Inc. (a)	1,456	30,023
Walker & Dunlop, Inc.	771	99,783
Waterstone Financial, Inc.	70	1,354
		362,391
TOTAL FINANCIALS		18,017,229
HEALTH CARE - 25.0%
Biotechnology - 9.9%
4D Molecular Therapeutics, Inc. (a)	753	11,385
ACADIA Pharmaceuticals, Inc. (a)	30,426	736,918
Acumen Pharmaceuticals, Inc. (b)	3,988	15,593
Adagio Therapeutics, Inc. (b)	8,588	39,161
Aerovate Therapeutics, Inc.	2,004	36,733
Affimed NV (a)	28,951	126,516
Agenus, Inc. (a)	55,043	135,406
Akebia Therapeutics, Inc. (a)	19,229	13,805
Akero Therapeutics, Inc. (a)(b)	4,713	66,877
Alaunos Therapeutics, Inc. (a)(b)	50,060	32,659
Albireo Pharma, Inc. (a)(b)	3,316	98,916
Aldeyra Therapeutics, Inc. (a)(b)	11,722	52,104
Alector, Inc. (a)	14,695	209,404
Aligos Therapeutics, Inc. (a)(b)	5,493	11,810
Alkermes PLC (a)	40,616	1,068,607
Allakos, Inc. (a)	8,717	49,687
Allogene Therapeutics, Inc. (a)(b)	6,726	61,274
Allovir, Inc. (a)(b)	7,318	49,397
Alpine Immune Sciences, Inc. (a)(b)	3,040	27,269
ALX Oncology Holdings, Inc. (a)	4,434	74,935
Amicus Therapeutics, Inc. (a)	66,429	629,083
Anavex Life Sciences Corp. (a)(b)	16,805	206,870
Apellis Pharmaceuticals, Inc. (a)	19,786	1,005,327
Applied Molecular Transport, Inc. (a)(b)	6,348	47,737
Applied Therapeutics, Inc. (a)	3,365	7,100
AquaBounty Technologies, Inc. (a)(b)	5,781	10,810
Arbutus Biopharma Corp. (a)	2,377	7,083
Arcellx, Inc.	1,284	18,002
Arcutis Biotherapeutics, Inc. (a)	519	9,996
Ardelyx, Inc. (a)	18,681	19,989
Arrowhead Pharmaceuticals, Inc. (a)	25,995	1,195,510
Atara Biotherapeutics, Inc. (a)	1,827	16,973
Athenex, Inc. (a)	13,380	11,099
Athersys, Inc. (a)(b)	46,780	28,325
Atossa Therapeutics, Inc. (a)	2,534	3,168
Aura Biosciences, Inc.	823	18,106
Avalo Therapeutics, Inc. (a)	14,386	10,426
Avid Bioservices, Inc. (a)	14,660	298,624
Avidity Biosciences, Inc. (a)(b)	1,689	31,196
Avita Medical, Inc. (a)	6,300	53,424
Beam Therapeutics, Inc. (a)(b)	12,963	742,780
BeyondSpring, Inc. (a)(b)	5,786	12,729
BioAtla, Inc. (a)	3,822	19,110
BioCryst Pharmaceuticals, Inc. (a)(b)	4,596	74,731
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,471	1,122,976
Biomea Fusion, Inc. (a)(b)	5,665	25,266
BioXcel Therapeutics, Inc. (a)(b)	4,201	87,843
Blueprint Medicines Corp. (a)	13,836	883,844
BridgeBio Pharma, Inc. (a)(b)	17,827	180,944
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	6,689	13,712
C4 Therapeutics, Inc. (a)	9,885	239,810
CareDx, Inc. (a)	12,866	475,913
Caribou Biosciences, Inc.	7,400	67,932
Cel-Sci Corp. (a)(b)	8,352	32,823
Celcuity, Inc. (a)(b)	2,487	23,253
Celldex Therapeutics, Inc. (a)	9,198	313,284
Century Therapeutics, Inc.	2,487	31,311
Cerevel Therapeutics Holdings (a)	10,360	362,704
ChemoCentryx, Inc. (a)	930	23,315
Chimerix, Inc. (a)	13,109	60,039
Chinook Therapeutics, Inc. rights (a)(c)	985	49
Clene, Inc. (a)(b)	3,470	13,672
Clovis Oncology, Inc. (a)(b)	29,669	59,931
Codiak Biosciences, Inc. (a)	4,309	27,017
Cogent Biosciences, Inc. (a)	2,661	19,931
Coherus BioSciences, Inc. (a)	16,866	217,740
Cortexyme, Inc. (a)(b)	5,005	30,981
Crinetics Pharmaceuticals, Inc. (a)	10,094	221,563
Cue Biopharma, Inc. (a)(b)	7,873	38,420
Cullinan Oncology, Inc. (a)	359	3,759
Curis, Inc. (a)	19,176	45,639
Cyteir Therapeutics, Inc. (b)	2,864	10,797
Cytokinetics, Inc. (a)(b)	18,562	683,267
CytomX Therapeutics, Inc. (a)	13,361	35,674
Day One Biopharmaceuticals, Inc. (a)(b)	3,153	31,278
Deciphera Pharmaceuticals, Inc. (a)	8,925	82,735
Denali Therapeutics, Inc. (a)	23,016	740,425
DermTech, Inc. (a)(b)	6,197	90,972
Design Therapeutics, Inc. (a)	3,958	63,922
Dynavax Technologies Corp. (a)(b)	27,615	299,347
Eagle Pharmaceuticals, Inc. (a)	1,302	64,436
Editas Medicine, Inc. (a)(b)	17,466	332,203
Eliem Therapeutics, Inc.	1,132	9,497
Enanta Pharmaceuticals, Inc. (a)	479	34,095
Entrada Therapeutics, Inc. (b)	1,471	13,813
Epizyme, Inc. (a)	35,029	40,283
Erasca, Inc.	9,251	79,559
Evelo Biosciences, Inc. (a)(b)	7,926	26,869
Exagen, Inc. (a)	932	7,484
Fate Therapeutics, Inc. (a)(b)	20,548	796,646
FibroGen, Inc. (a)	20,061	241,133
Finch Therapeutics Group, Inc. (a)	141	709
Foghorn Therapeutics, Inc. (a)	725	11,042
Forte Biosciences, Inc. (a)	2,615	3,818
Fortress Biotech, Inc. (a)	19,690	26,778
G1 Therapeutics, Inc. (a)(b)	5,891	44,772
Gemini Therapeutics, Inc. (a)(b)	747	1,038
Generation Bio Co. (a)	10,415	76,446
Global Blood Therapeutics, Inc. (a)	15,695	543,675
Graphite Bio, Inc. (b)	4,272	21,787
Greenwich Lifesciences, Inc. (a)(b)	1,090	21,386
Gt Biopharma, Inc. (a)(b)	4,967	14,305
Halozyme Therapeutics, Inc. (a)	35,262	1,406,249
Harpoon Therapeutics, Inc. (a)(b)	4,867	24,189
Heron Therapeutics, Inc. (a)(b)	22,969	131,383
Hookipa Pharma, Inc. (a)	2,840	6,475
Humanigen, Inc. (a)	12,798	38,522
Icosavax, Inc. (a)	3,506	24,682
Ideaya Biosciences, Inc. (a)(b)	2,119	23,712
IGM Biosciences, Inc. (a)(b)	1,977	52,845
Imago BioSciences, Inc. (b)	2,908	56,037
Immuneering Corp. (b)	2,694	17,430
ImmunityBio, Inc. (a)(b)	2,149	12,056
ImmunoGen, Inc. (a)	28,994	138,011
Immunovant, Inc. (a)(b)	6,782	37,369
Impel Neuropharma, Inc. (a)(b)	973	6,198
Infinity Pharmaceuticals, Inc. (a)	20,477	23,344
Inhibrx, Inc. (a)	6,998	155,915
Insmed, Inc. (a)	29,902	702,697
Instil Bio, Inc. (a)(b)	6,314	67,876
Intellia Therapeutics, Inc. (a)	17,734	1,288,730
Intercept Pharmaceuticals, Inc. (a)(b)	6,193	100,760
Ironwood Pharmaceuticals, Inc. Class A (a)	37,326	469,561
Iveric Bio, Inc. (a)	5,649	95,073
Janux Therapeutics, Inc. (b)	2,561	36,725
Kalvista Pharmaceuticals, Inc. (a)	5,367	79,110
Karuna Therapeutics, Inc. (a)	5,593	709,136
Karyopharm Therapeutics, Inc. (a)(b)	17,936	132,188
Keros Therapeutics, Inc. (a)	3,976	216,215
Kiniksa Pharmaceuticals Ltd. (a)	3,254	32,345
Kinnate Biopharma, Inc. (a)	205	2,308
Kodiak Sciences, Inc. (a)	8,258	63,752
Kronos Bio, Inc. (a)(b)	1,068	7,722
Krystal Biotech, Inc. (a)(b)	1,784	118,707
Kymera Therapeutics, Inc. (a)	8,783	371,697
Lexicon Pharmaceuticals, Inc. (a)	7,209	15,067
Ligand Pharmaceuticals, Inc. Class B (a)(b)	452	50,845
Lyell Immunopharma, Inc. (b)	21,516	108,656
Macrogenics, Inc. (a)	13,653	120,283
Madrigal Pharmaceuticals, Inc. (a)(b)	2,988	293,183
Magenta Therapeutics, Inc. (a)	6,648	19,279
MannKind Corp. (a)(b)	6,604	24,303
MEI Pharma, Inc. (a)	31,560	19,015
MeiraGTx Holdings PLC (a)	574	7,950
Mersana Therapeutics, Inc. (a)	12,657	50,501
MiMedx Group, Inc. (a)	18,776	88,435
MiNK Therapeutics, Inc. (b)	485	1,091
Mirum Pharmaceuticals, Inc. (a)	356	7,839
Molecular Templates, Inc. (a)	9,544	32,927
Monte Rosa Therapeutics, Inc.	4,219	59,150
Morphic Holding, Inc. (a)	5,394	216,569
Neoleukin Therapeutics, Inc. (a)	1,984	3,730
Neximmune, Inc. (a)	2,903	12,222
Nurix Therapeutics, Inc. (a)	7,056	98,855
Nuvalent, Inc. Class A (a)(b)	2,612	36,281
Ocugen, Inc. (a)(b)	46,700	154,110
Olema Pharmaceuticals, Inc. (a)(b)	2,983	12,708
Omega Therapeutics, Inc. (a)	3,153	19,675
OncoCyte Corp. (a)	12,298	18,324
Organogenesis Holdings, Inc. Class A (a)	17,586	134,005
ORIC Pharmaceuticals, Inc. (a)	1,047	5,591
Outlook Therapeutics, Inc. (a)(b)	27,916	49,690
PMV Pharmaceuticals, Inc. (a)(b)	6,563	136,642
Portage Biotech, Inc. (a)	144	946
Praxis Precision Medicines, Inc. (a)	675	6,892
Precigen, Inc. (a)(b)	21,526	45,420
Precision BioSciences, Inc. (a)	12,988	40,003
Prelude Therapeutics, Inc. (a)	2,784	19,210
Prometheus Biosciences, Inc. (a)	951	35,910
Protagonist Therapeutics, Inc. (a)	11,416	270,331
Prothena Corp. PLC (a)	7,158	261,768
PTC Therapeutics, Inc. (a)	17,501	652,962
Puma Biotechnology, Inc. (a)	8,430	24,278
Pyxis Oncology, Inc.	1,603	6,476
Radius Health, Inc. (a)	11,783	104,044
Rallybio Corp. (a)	2,590	18,078
RAPT Therapeutics, Inc. (a)	5,324	117,075
Recursion Pharmaceuticals, Inc. (a)(b)	19,505	139,656
REGENXBIO, Inc. (a)	5,206	172,787
Relay Therapeutics, Inc. (a)(b)	15,737	471,008
Reneo Pharmaceuticals, Inc. (a)	1,555	4,572
Replimune Group, Inc. (a)	5,331	90,520
Revolution Medicines, Inc. (a)	2,002	51,071
Rigel Pharmaceuticals, Inc. (a)	44,656	133,521
Rocket Pharmaceuticals, Inc. (a)(b)	10,293	163,247
Rubius Therapeutics, Inc. (a)(b)	11,654	64,214
Sana Biotechnology, Inc. (a)(b)	21,260	175,608
Sangamo Therapeutics, Inc. (a)	26,450	153,675
Scholar Rock Holding Corp. (a)(b)	5,890	75,922
Selecta Biosciences, Inc. (a)(b)	2,673	3,288
Sera Prognostics, Inc.	900	3,411
Seres Therapeutics, Inc. (a)	17,330	123,390
Sesen Bio, Inc. (a)	53,193	32,059
Shattuck Labs, Inc. (a)	5,472	23,311
Sigilon Therapeutics, Inc. (a)	148	218
Sorrento Therapeutics, Inc. (a)(b)	67,959	158,344
Spectrum Pharmaceuticals, Inc. (a)	41,634	53,708
Spero Therapeutics, Inc. (a)(b)	5,510	47,937
Springworks Therapeutics, Inc. (a)	7,373	416,132
Stoke Therapeutics, Inc. (a)	4,951	104,219
Summit Therapeutics, Inc. (a)	6,708	16,435
Sutro Biopharma, Inc. (a)	728	5,984
Syndax Pharmaceuticals, Inc. (a)	3,012	52,349
Syros Pharmaceuticals, Inc. (a)	7,557	8,993
Talaris Therapeutics, Inc. (a)	3,745	36,851
Taysha Gene Therapies, Inc. (a)	4,940	32,209
Tenaya Therapeutics, Inc. (a)(b)	4,145	48,828
TG Therapeutics, Inc. (a)	32,999	313,820
Travere Therapeutics, Inc. (a)	986	25,409
Trevena, Inc. (a)	16,185	8,900
Turning Point Therapeutics, Inc. (a)	1,244	33,401
Twist Bioscience Corp. (a)(b)	14,055	694,036
Tyra Biosciences, Inc. (b)	1,850	19,795
UroGen Pharma Ltd. (a)(b)	3,734	32,523
Vaxart, Inc. (a)(b)	27,756	139,890
Vaxcyte, Inc. (a)(b)	3,116	75,251
VBI Vaccines, Inc. (a)	42,664	70,822
Vera Therapeutics, Inc. (a)	1,976	46,416
Verastem, Inc. (a)	41,778	58,907
Vericel Corp. (a)	11,860	453,289
Verve Therapeutics, Inc. (b)	5,301	120,969
Vigil Neuroscience, Inc.	942	6,622
Vincerx Pharma, Inc. (a)	4,313	17,252
Vir Biotechnology, Inc. (a)	15,289	393,233
Viracta Therapeutics, Inc. (a)(b)	1,978	9,415
VistaGen Therapeutics, Inc. (a)	42,588	52,809
Vor Biopharma, Inc. (a)(b)	357	2,156
Werewolf Therapeutics, Inc. (a)	4,607	20,271
Xencor, Inc. (a)	14,418	384,672
Xilio Therapeutics, Inc.	1,116	7,890
XOMA Corp. (a)	94	2,630
Y-mAbs Therapeutics, Inc. (a)	8,856	105,209
Zentalis Pharmaceuticals, Inc. (a)	9,201	424,534
		32,903,442
Health Care Equipment & Supplies - 5.9%
Accelerate Diagnostics, Inc. (a)(b)	8,514	12,260
Accuray, Inc. (a)	23,042	76,269
Acutus Medical, Inc. (a)	4,826	6,708
Alphatec Holdings, Inc. (a)	16,459	189,279
Apyx Medical Corp. (a)	7,653	49,974
Artivion, Inc. (a)	8,472	181,131
Asensus Surgical, Inc. (a)(b)	18,396	11,531
Aspira Women's Health, Inc. (a)	18,702	19,450
Atricure, Inc. (a)	11,349	745,289
Atrion Corp.	351	250,263
AxoGen, Inc. (a)	9,597	76,200
Axonics Modulation Technologies, Inc. (a)	11,638	728,539
BioLife Solutions, Inc. (a)	2,677	60,848
Bioventus, Inc. (a)(b)	5,236	73,828
Butterfly Network, Inc. Class A (a)	33,565	159,769
Cardiovascular Systems, Inc. (a)	9,875	223,175
Cerus Corp. (a)	44,024	241,692
ClearPoint Neuro, Inc. (a)(b)	5,036	52,425
CONMED Corp.	7,372	1,095,111
CryoPort, Inc. (a)	10,384	362,505
Cue Health, Inc. (b)	2,208	14,242
Cutera, Inc. (a)	4,516	311,604
CVRx, Inc.	2,664	15,957
CytoSorbents Corp. (a)(b)	10,652	33,980
Eargo, Inc. (a)(b)	8,002	42,331
Glaukos Corp. (a)	11,506	665,277
Haemonetics Corp. (a)	8,728	551,784
Heska Corp. (a)	2,485	343,626
Inari Medical, Inc. (a)	8,735	791,740
Inogen, Inc. (a)	4,967	161,030
Intersect ENT, Inc. (a)	8,245	230,942
IRadimed Corp.	1,566	70,219
iRhythm Technologies, Inc. (a)	7,451	1,173,309
Lantheus Holdings, Inc. (a)	2,430	134,403
Lantheus Holdings, Inc. rights (a)(c)	4,548	0
LeMaitre Vascular, Inc.	4,725	219,571
LivaNova PLC (a)	10,864	889,001
Lucid Diagnostics, Inc. (b)	677	2,275
Meridian Bioscience, Inc. (a)	1,229	31,905
Merit Medical Systems, Inc. (a)	11,554	768,572
Neogen Corp. (a)	25,574	788,702
Neuronetics, Inc. (a)	5,994	18,162
NeuroPace, Inc. (a)(b)	1,887	15,492
Nevro Corp. (a)	8,745	632,526
NuVasive, Inc. (a)	13,058	740,389
Ortho Clinical Diagnostics Holdings PLC (a)	30,345	566,238
OrthoPediatrics Corp. (a)(b)	3,599	194,310
Outset Medical, Inc. (a)(b)	11,862	538,535
Paragon 28, Inc. (b)	1,905	31,890
PAVmed, Inc. (a)(b)	18,868	24,906
PROCEPT BioRobotics Corp. (b)	1,525	53,360
Pulmonx Corp. (a)	6,627	164,416
Pulse Biosciences, Inc. (a)(b)	3,625	17,618
Quotient Ltd. (a)	20,441	24,529
Retractable Technologies, Inc. (a)(b)	4,865	23,109
RxSight, Inc.	3,534	43,751
Seaspine Holdings Corp. (a)	3,906	47,497
Senseonics Holdings, Inc. (a)(b)	108,665	214,070
Shockwave Medical, Inc. (a)	8,594	1,782,052
SI-BONE, Inc. (a)	8,136	183,874
Sientra, Inc. (a)(b)	13,735	30,492
Sight Sciences, Inc. (b)	4,526	52,321
Silk Road Medical, Inc. (a)	8,770	362,113
Staar Surgical Co. (a)	12,057	963,475
Stereotaxis, Inc. (a)	12,124	45,223
SurModics, Inc. (a)	3,329	150,904
Tactile Systems Technology, Inc. (a)	4,760	95,962
TransMedics Group, Inc. (a)(b)	6,574	177,104
Treace Medical Concepts, Inc. (a)	7,547	142,714
Utah Medical Products, Inc.	76	6,829
Vapotherm, Inc. (a)(b)	5,630	78,257
Varex Imaging Corp. (a)	1,148	24,441
ViewRay, Inc. (a)	37,484	146,937
Zynex, Inc.	5,561	34,645
		19,484,857
Health Care Providers & Services - 4.3%
1Life Healthcare, Inc. (a)	29,380	325,530
Accolade, Inc. (a)	13,878	243,698
Addus HomeCare Corp. (a)	1,674	156,167
Agiliti, Inc. (a)(b)	5,878	124,026
AirSculpt Technologies, Inc. (a)	1,110	15,185
Alignment Healthcare, Inc. (a)	20,023	224,858
AMN Healthcare Services, Inc. (a)	11,949	1,246,639
Apollo Medical Holdings, Inc. (a)(b)	9,565	463,616
Aveanna Healthcare Holdings, Inc. (a)	9,663	32,951
Biodesix, Inc. (a)(b)	3,141	5,308
Castle Biosciences, Inc. (a)	5,039	226,050
Community Health Systems, Inc. (a)	27,624	327,897
Corvel Corp. (a)	2,199	370,400
Cross Country Healthcare, Inc. (a)	1,172	25,397
Fulgent Genetics, Inc. (a)(b)	660	41,191
Hanger, Inc. (a)	9,575	175,510
HealthEquity, Inc. (a)	20,747	1,399,178
InfuSystems Holdings, Inc. (a)	4,684	45,903
Innovage Holding Corp. (a)(b)	4,716	30,277
Invitae Corp. (a)(b)	12,901	102,821
LHC Group, Inc. (a)	7,734	1,303,952
LifeStance Health Group, Inc. (b)	11,280	114,041
MEDNAX, Inc. (a)	9,955	233,743
Modivcare, Inc. (a)	1,040	120,006
National Research Corp. Class A	3,459	137,149
Ontrak, Inc. (a)(b)	2,762	6,256
Owens & Minor, Inc.	15,140	666,463
Patterson Companies, Inc.	5,394	174,604
Pennant Group, Inc. (a)	6,453	120,219
PetIQ, Inc. Class A (a)	6,803	165,993
Privia Health Group, Inc. (a)(b)	10,711	286,305
Progyny, Inc. (a)	16,364	841,110
R1 RCM, Inc. (a)	30,092	805,262
RadNet, Inc. (a)	11,598	259,447
Select Medical Holdings Corp.	28,005	671,840
Sharps Compliance Corp. (a)	4,850	28,615
SOC Telemed, Inc. Class A (a)	11,967	35,781
Surgery Partners, Inc. (a)	8,711	479,541
Tenet Healthcare Corp. (a)	3,250	279,370
The Ensign Group, Inc.	13,268	1,194,253
The Joint Corp. (a)	3,490	123,511
Tivity Health, Inc. (a)	6,396	205,759
U.S. Physical Therapy, Inc.	3,244	322,616
Viemed Healthcare, Inc. (a)	1,602	7,978
		14,166,416
Health Care Technology - 1.5%
Convey Health Solutions Holdin	2,205	14,421
Evolent Health, Inc. (a)	4,020	129,846
Forian, Inc. (a)(b)	4,397	30,603
Health Catalyst, Inc. (a)	13,319	348,025
iCAD, Inc. (a)	5,722	25,520
Inspire Medical Systems, Inc. (a)	6,841	1,756,016
MultiPlan Corp. Class A (a)(b)	12,519	58,589
NantHealth, Inc. (a)	3,288	2,478
Omnicell, Inc. (a)	11,105	1,437,986
OptimizeRx Corp. (a)	4,418	166,603
Phreesia, Inc. (a)	12,647	333,375
Schrodinger, Inc. (a)	11,521	393,097
Simulations Plus, Inc. (b)	3,842	195,865
Tabula Rasa HealthCare, Inc. (a)	5,714	32,913
		4,925,337
Life Sciences Tools & Services - 1.1%
Absci Corp.	8,093	68,224
Akoya Biosciences, Inc. (a)	3,508	38,553
Alpha Teknova, Inc.	1,039	14,349
Berkeley Lights, Inc. (a)	12,194	86,699
BioNano Genomics, Inc. (a)(b)	73,734	190,234
ChromaDex, Inc. (a)(b)	12,523	30,807
Codex DNA, Inc. (b)	1,351	7,255
Codexis, Inc. (a)	15,398	317,507
Cytek Biosciences, Inc. (b)	20,011	215,719
Fluidigm Corp. (a)(b)	2,012	7,223
Harvard Bioscience, Inc. (a)	8,550	53,096
Inotiv, Inc. (a)(b)	4,358	114,092
IsoPlexis Corp.	1,251	4,291
MaxCyte, Inc. (b)	14,830	103,662
Medpace Holdings, Inc. (a)	7,394	1,209,584
Nanostring Technologies, Inc. (a)	10,650	370,088
NeoGenomics, Inc. (a)	28,706	348,778
Pacific Biosciences of California, Inc. (a)(b)	22,441	204,213
Personalis, Inc. (a)	867	7,101
Quanterix Corp. (a)	7,798	227,624
Rapid Micro Biosystems, Inc. (b)	2,250	15,278
Seer, Inc. (a)	4,122	62,819
Singular Genomics Systems, Inc. (a)(b)	6,761	42,662
		3,739,858
Pharmaceuticals - 2.3%
9 Meters Biopharma, Inc. (a)	59,043	35,384
Aclaris Therapeutics, Inc. (a)	13,198	227,534
Aerie Pharmaceuticals, Inc. (a)(b)	10,762	97,934
Amneal Pharmaceuticals, Inc. (a)	24,863	103,679
Amphastar Pharmaceuticals, Inc. (a)	2,723	97,756
Ampio Pharmaceuticals, Inc. (a)(b)	50,162	23,576
Amylyx Pharmaceuticals, Inc. (b)	1,387	17,823
Angion Biomedica Corp. (a)	5,356	11,355
Antares Pharma, Inc. (a)	42,214	173,077
Arvinas Holding Co. LLC (a)	11,972	805,716
Atea Pharmaceuticals, Inc. (a)	1,574	11,364
Axsome Therapeutics, Inc. (a)(b)	7,175	296,973
Cassava Sciences, Inc. (a)(b)	9,740	361,744
CinCor Pharma, Inc.	1,672	29,327
Collegium Pharmaceutical, Inc. (a)	8,644	175,992
Corcept Therapeutics, Inc. (a)	22,159	499,021
CorMedix, Inc. (a)	787	4,313
DICE Therapeutics, Inc. (b)	2,107	40,307
Durect Corp. (a)	58,159	38,961
Edgewise Therapeutics, Inc. (a)	9,608	93,198
Esperion Therapeutics, Inc. (a)	14,235	66,050
Evolus, Inc. (a)(b)	8,275	92,846
Harmony Biosciences Holdings, Inc. (a)	5,933	288,640
Ikena Oncology, Inc. (a)	550	3,355
Innoviva, Inc. (a)	1,104	21,362
Intra-Cellular Therapies, Inc. (a)	20,365	1,246,134
Kala Pharmaceuticals, Inc. (a)(b)	7,971	11,000
Kaleido Biosciences, Inc. (a)(b)	4,286	7,072
KemPharm, Inc. (a)(b)	3,880	19,516
Landos Biopharma, Inc. (a)	1,098	1,620
Marinus Pharmaceuticals, Inc. (a)	9,245	86,441
Mind Medicine (MindMed), Inc. (a)(b)	80,882	89,779
NGM Biopharmaceuticals, Inc. (a)	647	9,867
Nuvation Bio, Inc. (a)(b)	33,659	177,046
Ocular Therapeutix, Inc. (a)	19,405	96,055
Omeros Corp. (a)(b)	14,918	89,657
Oramed Pharmaceuticals, Inc. (a)(b)	9,315	80,575
Pacira Biosciences, Inc. (a)	11,154	851,273
Paratek Pharmaceuticals, Inc. (a)(b)	12,352	36,685
Phathom Pharmaceuticals, Inc. (a)(b)	4,983	67,819
Phibro Animal Health Corp. Class A	4,938	98,513
Pliant Therapeutics, Inc. (a)(b)	5,134	35,989
Rain Therapeutics, Inc. (a)	2,788	14,135
Reata Pharmaceuticals, Inc. (a)(b)	6,129	200,786
Relmada Therapeutics, Inc. (a)(b)	6,474	174,733
Revance Therapeutics, Inc. (a)	18,079	352,541
Seelos Therapeutics, Inc. (a)	25,160	21,079
SIGA Technologies, Inc. (a)	11,615	82,350
Tarsus Pharmaceuticals, Inc. (a)	1,707	28,712
Terns Pharmaceuticals, Inc. (a)	2,367	7,030
TherapeuticsMD, Inc. (a)	103,423	39,301
Theravance Biopharma, Inc. (a)(b)	13,735	131,307
Theseus Pharmaceuticals, Inc. (b)	1,730	19,947
Ventyx Biosciences, Inc. (b)	1,560	21,169
Verrica Pharmaceuticals, Inc. (a)(b)	3,269	26,512
WAVE Life Sciences (a)	11,780	23,560
		7,765,490
TOTAL HEALTH CARE		82,985,400
INDUSTRIALS - 15.7%
Aerospace & Defense - 0.4%
Aerojet Rocketdyne Holdings, Inc.	15,044	591,981
AeroVironment, Inc. (a)(b)	5,682	534,903
Byrna Technologies, Inc. (a)(b)	4,753	38,832
Cadre Holding, Inc.	607	14,908
Kratos Defense & Security Solutions, Inc. (a)	6,957	142,479
		1,323,103
Air Freight & Logistics - 0.2%
Forward Air Corp.	6,812	666,077
Airlines - 0.3%
Allegiant Travel Co. (a)	3,887	631,210
Frontier Group Holdings, Inc. (a)	8,515	96,475
Sun Country Airlines Holdings, Inc. (a)(b)	8,012	209,754
		937,439
Building Products - 1.6%
AAON, Inc.	10,564	588,732
Cornerstone Building Brands, Inc. (a)	13,924	338,632
CSW Industrials, Inc.	3,758	441,903
Gibraltar Industries, Inc. (a)	2,347	100,804
Insteel Industries, Inc.	405	14,981
Jeld-Wen Holding, Inc. (a)	9,379	190,206
Masonite International Corp. (a)	6,046	537,731
PGT Innovations, Inc. (a)	6,790	122,084
Resideo Technologies, Inc. (a)	4,253	101,349
Simpson Manufacturing Co. Ltd.	11,078	1,207,945
UFP Industries, Inc.	13,859	1,069,360
Zurn Water Solutions Corp.	16,090	569,586
		5,283,313
Commercial Services & Supplies - 1.8%
Aris Water Solution, Inc. Class A	2,237	40,713
Casella Waste Systems, Inc. Class A (a)	11,510	1,008,852
Cimpress PLC (a)	4,465	283,929
Harsco Corp. (a)	8,205	100,429
Healthcare Services Group, Inc. (b)	9,819	182,339
Heritage-Crystal Clean, Inc. (a)	1,616	47,850
HNI Corp.	1,099	40,718
Interface, Inc.	3,432	46,572
Montrose Environmental Group, Inc. (a)	6,691	354,155
Pitney Bowes, Inc.	46,136	239,907
SP Plus Corp. (a)	5,693	178,532
Tetra Tech, Inc.	13,692	2,258,339
The Brink's Co.	12,164	827,152
U.S. Ecology, Inc. (a)	858	41,081
Viad Corp. (a)	5,190	184,972
		5,835,540
Construction & Engineering - 1.5%
Ameresco, Inc. Class A (a)(b)	7,821	621,770
Comfort Systems U.S.A., Inc.	9,048	805,362
Construction Partners, Inc. Class A (a)	10,159	265,963
Dycom Industries, Inc. (a)	6,067	577,942
EMCOR Group, Inc.	1,419	159,822
IES Holdings, Inc. (a)	2,180	87,636
Infrastructure and Energy Alternatives, Inc. (a)	2,804	33,227
MYR Group, Inc. (a)	3,163	297,449
NV5 Global, Inc. (a)	782	104,241
Sterling Construction Co., Inc. (a)	1,351	36,207
Willscot Mobile Mini Holdings (a)	52,999	2,073,851
		5,063,470
Electrical Equipment - 1.3%
Advent Technologies Holdings, Inc. Class A (a)(b)	5,651	13,110
Allied Motion Technologies, Inc.	2,830	84,447
Array Technologies, Inc. (a)	7,613	85,799
Atkore, Inc. (a)	11,423	1,124,480
Babcock & Wilcox Enterprises, Inc. (a)	4,267	34,819
Beam Global (a)(b)	2,172	44,417
Blink Charging Co. (a)(b)	9,215	243,829
Bloom Energy Corp. Class A (a)(b)	35,975	868,796
EnerSys	1,156	86,203
Eos Energy Enterprises, Inc. (a)(b)	11,184	46,749
FTC Solar, Inc. (a)(b)	10,348	51,016
FuelCell Energy, Inc. (a)(b)	72,310	416,506
GrafTech International Ltd.	44,963	432,544
Romeo Power, Inc. (a)(b)	19,151	28,535
Stem, Inc. (a)(b)	28,622	315,128
TPI Composites, Inc. (a)	9,006	126,624
Vicor Corp. (a)	5,390	380,265
		4,383,267
Machinery - 4.1%
AgEagle Aerial Systems, Inc. (a)(b)	12,209	14,529
Alamo Group, Inc.	2,216	318,639
Albany International Corp. Class A	1,523	128,419
Blue Bird Corp. (a)	2,025	38,111
Chart Industries, Inc. (a)	5,556	954,354
CIRCOR International, Inc. (a)	4,570	121,653
Commercial Vehicle Group, Inc. (a)	2,965	25,054
Desktop Metal, Inc. (a)(b)	30,745	145,731
Douglas Dynamics, Inc.	5,695	196,990
Energy Recovery, Inc. (a)	10,475	210,967
Enerpac Tool Group Corp. Class A	15,310	335,136
ESCO Technologies, Inc.	483	33,771
Evoqua Water Technologies Corp. (a)	29,353	1,379,004
Federal Signal Corp.	15,198	512,933
Franklin Electric Co., Inc.	11,722	973,395
Gorman-Rupp Co.	947	33,978
Helios Technologies, Inc.	8,179	656,365
Hillenbrand, Inc.	10,166	449,032
Hydrofarm Holdings Group, Inc. (a)(b)	9,982	151,227
Hyliion Holdings Corp. Class A (a)(b)	6,215	27,532
John Bean Technologies Corp.	7,938	940,415
Kadant, Inc.	2,905	564,122
Lindsay Corp.	2,503	392,996
Luxfer Holdings PLC sponsored	2,837	47,662
Meritor, Inc. (a)	14,565	518,077
Mueller Industries, Inc.	5,466	296,093
Mueller Water Products, Inc. Class A	2,595	33,527
Nikola Corp. (a)(b)	57,701	617,978
Omega Flex, Inc.	760	98,701
Proto Labs, Inc. (a)	1,085	57,397
RBC Bearings, Inc. (a)	1,004	194,656
REV Group, Inc.	1,248	16,723
Shyft Group, Inc. (The)	8,792	317,479
SPX Corp. (a)	9,237	456,400
SPX Flow, Inc.	841	72,511
Tennant Co.	4,632	365,002
Terex Corp.	17,386	619,985
Titan International, Inc. (a)	2,220	32,701
Wabash National Corp.	730	10,833
Watts Water Technologies, Inc. Class A	3,917	546,774
Welbilt, Inc. (a)	32,935	782,206
		13,689,058
Professional Services - 2.6%
ASGN, Inc. (a)	11,553	1,348,351
Atlas Technical Consultants, Inc. (a)	586	7,055
CRA International, Inc.	1,506	126,896
Exponent, Inc.	13,149	1,420,749
First Advantage Corp.	12,637	255,141
Forrester Research, Inc. (a)	2,786	157,186
Franklin Covey Co. (a)	3,154	142,624
Heidrick & Struggles International, Inc.	2,061	81,574
Hirequest, Inc.	1,083	20,707
HireRight Holdings Corp.	2,562	43,810
Huron Consulting Group, Inc. (a)	622	28,494
Insperity, Inc.	9,192	923,061
KBR, Inc.	31,332	1,714,800
Kforce, Inc.	5,141	380,280
Sterling Check Corp. (b)	1,893	50,032
TriNet Group, Inc. (a)	10,242	1,007,403
Upwork, Inc. (a)	29,924	695,434
Willdan Group, Inc. (a)	2,145	65,830
		8,469,427
Road & Rail - 0.6%
Daseke, Inc. (a)	10,004	100,740
HyreCar, Inc. (a)	4,772	11,357
P.A.M. Transportation Services, Inc.	312	10,842
Saia, Inc. (a)	6,751	1,646,029
Universal Logistics Holdings, Inc.	1,566	31,555
Werner Enterprises, Inc.	1,750	71,750
Yellow Corp. (a)	766	5,370
		1,877,643
Trading Companies & Distributors - 1.3%
Alta Equipment Group, Inc. (a)	852	10,531
Applied Industrial Technologies, Inc.	9,704	996,213
Beacon Roofing Supply, Inc. (a)	10,610	628,961
BlueLinx Corp. (a)	2,322	166,905
Boise Cascade Co.	2,157	149,847
Custom Truck One Source, Inc. Class A (a)	4,662	39,114
EVI Industries, Inc. (a)	1,100	20,449
Global Industrial Co.	2,485	80,092
H&E Equipment Services, Inc.	8,176	355,820
Herc Holdings, Inc.	6,317	1,055,508
Karat Packaging, Inc. (a)	1,169	23,205
Lawson Products, Inc. (a)	1,192	45,940
McGrath RentCorp.	4,207	357,511
Textainer Group Holdings Ltd.	1,610	61,293
Transcat, Inc. (a)	1,771	143,699
WESCO International, Inc. (a)	2,038	265,225
		4,400,313
TOTAL INDUSTRIALS		51,928,650
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 0.8%
ADTRAN, Inc.	798	14,723
CalAmp Corp. (a)	8,566	62,617
Calix, Inc. (a)	11,622	498,700
Cambium Networks Corp. (a)	2,724	64,395
Casa Systems, Inc. (a)	8,009	36,201
Clearfield, Inc. (a)	2,882	187,964
DZS, Inc. (a)	1,853	25,701
EMCORE Corp. (a)	1,721	6,368
Extreme Networks, Inc. (a)	32,259	393,882
Harmonic, Inc. (a)	4,422	41,080
Infinera Corp. (a)(b)	46,758	405,392
Inseego Corp. (a)	4,628	18,743
Plantronics, Inc. (a)	4,439	174,897
Viavi Solutions, Inc. (a)	51,838	833,555
		2,764,218
Electronic Equipment & Components - 2.9%
908 Devices, Inc. (a)(b)	5,247	99,745
Advanced Energy Industries, Inc.	9,553	822,322
Akoustis Technologies, Inc. (a)(b)	13,056	84,864
Arlo Technologies, Inc. (a)	21,177	187,628
Badger Meter, Inc.	7,385	736,358
CTS Corp.	1,667	58,912
Fabrinet (a)	8,059	847,243
FARO Technologies, Inc. (a)	2,350	122,012
Identiv, Inc. (a)	5,012	81,044
II-VI, Inc. (a)(b)	25,048	1,815,730
Insight Enterprises, Inc. (a)	3,056	327,970
Iteris, Inc. (a)	10,773	32,104
Itron, Inc. (a)	9,389	494,613
Kimball Electronics, Inc. (a)	254	5,077
Luna Innovations, Inc. (a)	7,706	59,413
MicroVision, Inc. (a)(b)	41,324	192,983
Napco Security Technologies, Inc.	7,234	148,442
nLIGHT, Inc. (a)	11,265	195,335
Novanta, Inc. (a)	8,928	1,270,365
OSI Systems, Inc. (a)	387	32,941
Ouster, Inc. (a)(b)	31,947	143,762
Par Technology Corp. (a)(b)	6,468	260,919
Plexus Corp. (a)	6,241	510,576
Rogers Corp. (a)	4,170	1,132,989
Velodyne Lidar, Inc. (a)	19,072	48,824
Vishay Intertechnology, Inc.	4,604	90,238
		9,802,409
IT Services - 2.6%
BigCommerce Holdings, Inc. (a)	12,444	272,648
Brightcove, Inc. (a)	10,307	80,395
Cantaloupe, Inc. (a)	14,556	98,544
Cass Information Systems, Inc.	443	16,351
CSG Systems International, Inc.	3,707	235,654
Digitalocean Holdings, Inc. (a)	12,155	703,167
EVERTEC, Inc.	15,311	626,679
EVO Payments, Inc. Class A (a)	12,174	281,098
ExlService Holdings, Inc. (a)	8,320	1,192,006
Flywire Corp. (a)	12,125	370,783
GreenBox POS (a)(b)	4,885	20,615
Grid Dynamics Holdings, Inc. (a)	11,511	162,075
Hackett Group, Inc.	5,575	128,560
i3 Verticals, Inc. Class A (a)	5,391	150,193
IBEX Ltd. (a)	1,401	22,332
International Money Express, Inc. (a)	8,217	169,352
Maximus, Inc.	15,518	1,163,074
Paya Holdings, Inc. (a)	21,668	126,974
Perficient, Inc. (a)	8,281	911,655
Priority Technology Holdings, Inc. (a)	2,645	15,209
Rackspace Technology, Inc. (a)(b)	9,936	110,886
Remitly Global, Inc.	2,752	27,162
Repay Holdings Corp. (a)	9,695	143,195
Ttec Holdings, Inc.	4,720	389,494
Tucows, Inc. (a)	2,367	161,666
Unisys Corp. (a)	13,134	283,826
Verra Mobility Corp. (a)	38,557	627,708
		8,491,301
Semiconductors & Semiconductor Equipment - 5.8%
Alpha & Omega Semiconductor Ltd. (a)	4,446	242,974
Ambarella, Inc. (a)	8,936	937,565
Amkor Technology, Inc.	5,386	116,984
Atomera, Inc. (a)(b)	5,094	66,528
Axcelis Technologies, Inc. (a)	8,316	628,107
CEVA, Inc. (a)	5,738	233,250
CMC Materials, Inc.	7,192	1,333,397
Cohu, Inc. (a)	10,619	314,322
Credo Technology Group Holding Ltd.	3,934	59,915
Diodes, Inc. (a)	8,490	738,545
FormFactor, Inc. (a)	17,191	722,538
Ichor Holdings Ltd. (a)	4,611	164,244
Impinj, Inc. (a)(b)	4,816	306,009
Kopin Corp. (a)	20,038	50,696
Kulicke & Soffa Industries, Inc.	15,472	866,741
Lattice Semiconductor Corp. (a)	34,621	2,110,150
MACOM Technology Solutions Holdings, Inc. (a)	12,493	747,956
MaxLinear, Inc. Class A (a)	18,090	1,055,552
Meta Materials, Inc. (a)(b)	50,656	84,596
NVE Corp.	1,031	56,159
Onto Innovation, Inc. (a)	3,912	339,914
Power Integrations, Inc.	14,929	1,383,620
Semtech Corp. (a)	16,346	1,133,432
Silicon Laboratories, Inc. (a)	9,561	1,436,062
SiTime Corp. (a)	4,087	1,012,840
SkyWater Technology, Inc. (a)(b)	1,915	20,739
SMART Global Holdings, Inc. (a)	12,452	321,635
SunPower Corp. (a)(b)	16,177	347,482
Synaptics, Inc. (a)	10,052	2,005,374
Ultra Clean Holdings, Inc. (a)	11,278	478,074
		19,315,400
Software - 10.2%
8x8, Inc. (a)	28,762	362,114
A10 Networks, Inc.	12,512	174,542
ACI Worldwide, Inc. (a)	29,798	938,339
Agilysys, Inc. (a)	4,776	190,467
Alarm.com Holdings, Inc. (a)	11,983	796,390
Alkami Technology, Inc. (a)	6,792	97,194
Altair Engineering, Inc. Class A (a)	11,805	760,242
American Software, Inc. Class A	6,043	125,936
AppFolio, Inc. (a)	4,820	545,672
Appian Corp. Class A (a)(b)	9,962	605,889
Arteris, Inc.	806	10,478
Asana, Inc. (a)(b)	16,984	678,850
Avaya Holdings Corp. (a)(b)	21,139	267,831
AvidXchange Holdings, Inc.	5,429	43,703
Benefitfocus, Inc. (a)(b)	4,292	54,165
Blackbaud, Inc. (a)	12,105	724,726
BlackLine, Inc. (a)	13,774	1,008,532
Bottomline Technologies, Inc. (a)	1,921	108,882
Box, Inc. Class A (a)	34,657	1,007,132
BTRS Holdings, Inc. (a)	24,639	184,300
Cerence, Inc. (a)	10,026	361,939
ChannelAdvisor Corp. (a)	5,287	87,606
CommVault Systems, Inc. (a)	11,267	747,565
Consensus Cloud Solutions, Inc. (a)	4,024	241,963
CoreCard Corp. (a)(b)	1,860	50,964
Couchbase, Inc. (b)	4,380	76,300
CS Disco, Inc. (b)	1,744	59,244
Digimarc Corp. (a)(b)	3,168	83,540
Digital Turbine, Inc. (a)	23,048	1,009,733
Domo, Inc. Class B (a)	7,265	367,391
eGain Communications Corp. (a)	2,161	25,024
Enfusion, Inc. Class A (b)	4,231	53,818
EngageSmart, Inc.	3,124	66,572
Envestnet, Inc. (a)	12,933	962,733
EverCommerce, Inc.	5,728	75,610
Instructure Holdings, Inc. (b)	607	12,176
Intapp, Inc.	2,640	63,386
InterDigital, Inc.	3,044	194,207
JFrog Ltd. (a)	13,747	370,482
Kaltura, Inc. (b)	6,796	12,165
LivePerson, Inc. (a)	16,671	407,106
Marathon Digital Holdings, Inc. (a)(b)	1,504	42,037
MeridianLink, Inc. (b)	4,274	77,359
MicroStrategy, Inc. Class A (a)(b)	2,376	1,155,496
Mimecast Ltd. (a)	15,720	1,250,683
Mitek Systems, Inc. (a)	10,817	158,685
Model N, Inc. (a)	8,622	231,932
Momentive Global, Inc. (a)	33,489	544,531
ON24, Inc. (a)(b)	4,509	59,293
Onespan, Inc. (a)	8,727	126,018
Pagerduty, Inc. (a)	21,004	718,127
Progress Software Corp.	11,155	525,289
PROS Holdings, Inc. (a)	10,121	337,131
Q2 Holdings, Inc. (a)	13,847	853,668
Qualys, Inc. (a)	8,667	1,234,267
Rapid7, Inc. (a)	14,286	1,589,175
Rekor Systems, Inc. (a)(b)	5,847	26,662
Rimini Street, Inc. (a)	11,299	65,534
Riot Blockchain, Inc. (a)(b)	27,329	578,555
SailPoint Technologies Holding, Inc. (a)	23,247	1,189,781
Sapiens International Corp. NV	7,751	196,798
ShotSpotter, Inc. (a)	2,075	57,519
Sprout Social, Inc. (a)	11,458	918,015
SPS Commerce, Inc. (a)	9,159	1,201,661
Stronghold Digital Mining, Inc. Class A	1,425	8,336
Sumo Logic, Inc. (a)	22,762	265,633
Telos Corp. (a)	10,025	99,949
Tenable Holdings, Inc. (a)	23,473	1,356,505
Upland Software, Inc. (a)	7,258	127,813
UserTesting, Inc. (a)(b)	1,637	17,500
Varonis Systems, Inc. (a)	27,112	1,288,904
Veritone, Inc. (a)(b)	7,289	133,243
Viant Technology, Inc. (a)	2,949	19,316
Vonage Holdings Corp. (a)	64,168	1,301,969
Weave Communications, Inc. (b)	928	5,531
Workiva, Inc. (a)	10,927	1,289,386
Yext, Inc. (a)	28,733	197,970
Zuora, Inc. (a)	28,820	431,724
		33,696,903
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)	28,759	479,700
Avid Technology, Inc. (a)	9,210	321,153
Corsair Gaming, Inc. (a)(b)	6,896	145,919
Diebold Nixdorf, Inc. (a)	17,992	121,086
Eastman Kodak Co. (a)(b)	10,294	67,426
Turtle Beach Corp. (a)(b)	3,064	65,233
		1,200,517
TOTAL INFORMATION TECHNOLOGY		75,270,748
MATERIALS - 3.5%
Chemicals - 2.2%
American Vanguard Corp.	1,611	32,736
Amyris, Inc. (a)(b)	5,215	22,737
Aspen Aerogels, Inc. (a)	5,553	191,467
Avient Corp.	2,497	119,856
Balchem Corp.	8,168	1,116,566
Cabot Corp.	14,252	974,979
Chase Corp.	466	40,500
Danimer Scientific, Inc. (a)(b)	22,799	133,602
Ferro Corp. (a)	17,201	373,950
H.B. Fuller Co.	2,371	156,652
Hawkins, Inc.	3,141	144,172
Ingevity Corp. (a)	10,030	642,622
Innospec, Inc.	1,872	173,254
Kronos Worldwide, Inc.	429	6,658
Livent Corp. (a)(b)	40,983	1,068,427
Marrone Bio Innovations, Inc. (a)	27,203	29,379
Orion Engineered Carbons SA	15,539	248,158
PureCycle Technologies, Inc. (a)(b)	14,379	115,032
Quaker Houghton	3,425	591,874
Sensient Technologies Corp.	5,529	464,160
Stepan Co.	468	46,243
Tredegar Corp.	4,933	59,147
Trinseo PLC	9,845	471,772
Zymergen, Inc. (a)	4,098	11,843
		7,235,786
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	35	4,061
Containers & Packaging - 0.2%
Greif, Inc. Class A	1,085	70,590
Myers Industries, Inc.	4,348	93,917
O-I Glass, Inc. (a)	39,253	517,355
Ranpak Holdings Corp. (A Shares) (a)	1,729	35,323
UFP Technologies, Inc. (a)	118	7,808
		724,993
Metals & Mining - 1.1%
Allegheny Technologies, Inc. (a)	19,555	524,856
Century Aluminum Co. (a)	763	20,075
Coeur d'Alene Mines Corp. (a)	43,880	195,266
Compass Minerals International, Inc.	8,623	541,438
Gatos Silver, Inc. (a)	10,004	43,217
Hecla Mining Co.	39,433	259,075
Kaiser Aluminum Corp.	487	45,856
Materion Corp.	1,979	169,679
MP Materials Corp. (a)(b)	19,185	1,100,068
Novagold Resources, Inc. (a)	59,843	462,586
Perpetua Resources Corp. (a)	8,130	33,333
PolyMet Mining Corp. (a)	1,831	7,672
Ryerson Holding Corp.	2,660	93,153
Schnitzer Steel Industries, Inc. Class A	579	30,073
Warrior Metropolitan Coal, Inc.	1,243	46,128
		3,572,475
TOTAL MATERIALS		11,537,315
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexanders, Inc.	628	160,912
CatchMark Timber Trust, Inc.	10,244	84,001
Clipper Realty, Inc.	3,497	31,718
Community Healthcare Trust, Inc.	4,713	198,936
EastGroup Properties, Inc.	10,563	2,147,247
Gladstone Commercial Corp.	4,029	88,719
Gladstone Land Corp.	5,003	182,209
Indus Realty Trust, Inc.	1,217	88,951
National Storage Affiliates Trust	21,305	1,337,102
Necessity Retail (REIT), Inc./The	3,360	26,578
NexPoint Residential Trust, Inc.	1,235	111,533
Outfront Media, Inc.	8,143	231,505
Phillips Edison & Co., Inc.	4,060	139,623
PS Business Parks, Inc.	4,654	782,244
Ryman Hospitality Properties, Inc. (a)	12,655	1,174,004
Safehold, Inc.	3,902	216,366
Saul Centers, Inc.	3,286	173,172
Tanger Factory Outlet Centers, Inc.	7,637	131,280
UMH Properties, Inc.	10,732	263,900
Universal Health Realty Income Trust (SBI)	3,514	205,112
		7,775,112
Real Estate Management & Development - 0.9%
Cushman & Wakefield PLC (a)	35,202	721,993
Douglas Elliman, Inc.	2,674	19,520
eXp World Holdings, Inc. (b)	16,153	341,959
Fathom Holdings, Inc. (a)(b)	1,772	18,960
Forestar Group, Inc. (a)	1,323	23,496
Marcus & Millichap, Inc.	681	35,875
Newmark Group, Inc.	42,541	677,253
Rafael Holdings, Inc. (a)	2,574	6,461
Redfin Corp. (a)(b)	26,304	474,524
The RMR Group, Inc.	402	12,502
The St. Joe Co.	8,507	503,955
		2,836,498
TOTAL REAL ESTATE		10,611,610
UTILITIES - 0.4%
Electric Utilities - 0.0%
Via Renewables, Inc. Class A,	2,867	23,624
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	2,840	94,629
Class C	4,843	176,818
Sunnova Energy International, Inc. (a)	3,231	74,507
		345,954
Water Utilities - 0.3%
American States Water Co.	4,983	443,587
Cadiz, Inc. (a)	871	1,803
Global Water Resources, Inc.	3,196	53,181
Middlesex Water Co.	1,640	172,479
Pure Cycle Corp. (a)	4,710	56,614
York Water Co.	2,204	99,114
		826,778
TOTAL UTILITIES		1,196,356
TOTAL COMMON STOCKS (Cost $338,249,986)		329,960,166

Nonconvertible Bonds - 0.0%
	Principal Amount (d)	Value ($)
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (e) (Cost $2,000)	2,000	1,959

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $98,988)	100,000	98,872

Money Market Funds - 12.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (g)	643,159	643,288
Fidelity Securities Lending Cash Central Fund 0.31% (g)(h)	41,621,439	41,625,601
TOTAL MONEY MARKET FUNDS (Cost $42,268,889)		42,268,889

TOTAL INVESTMENT IN SECURITIES - 112.4% (Cost $380,619,863)	372,329,886
NET OTHER ASSETS (LIABILITIES) - (12.4)%	(41,099,098)
NET ASSETS - 100.0%	331,230,788

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	10	Jun 2022	1,033,200	19,363	19,363

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $98,872.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	3,611,183	144,420,324	147,388,219	1,236	-	-	643,288	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	23,413,705	105,902,448	87,690,552	206,273	-	-	41,625,601	0.1%
Total	27,024,888	250,322,772	235,078,771	207,509	-	-	42,268,889

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.